Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale:
Fair value, less than 12 months	$ 743,609	$ 13,016
Unrealized losses, less than 12 months	(5,590)	(331)
Fair value, 12 months or more	43,353	43,045
Unrealized losses, 12 months or more	(12,254)	(11,609)
Fair value, total	786,962	56,061
Unrealized losses, total	(17,844)	(11,940)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	738,492
Unrealized losses, less than 12 months	(5,476)
Fair value, 12 months or more	32,860	39,605
Unrealized losses, 12 months or more	(10,557)	(10,680)
Fair value, total	771,352	39,605
Unrealized losses, total	(16,033)	(10,680)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	5,117	9,531
Unrealized losses, less than 12 months	(114)	(315)
Fair value, 12 months or more	10,437	3,398
Unrealized losses, 12 months or more	(1,677)	(896)
Fair value, total	15,554	12,929
Unrealized losses, total	(1,791)	(1,211)
Equity Securities
Available for sale:
Fair value, less than 12 months		3,485
Unrealized losses, less than 12 months		(16)
Fair value, 12 months or more	56	42
Unrealized losses, 12 months or more	(20)	(33)
Fair value, total	56	3,527
Unrealized losses, total	$ (20)	$ (49)